Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ 109	$ (978)	$ (293)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	(17)	(57)	(130)
Comprehensive (loss) income	92	(1,035)	(423)
Comprehensive (income) loss attributable to non-controlling interest	(2)	19	(12)
Comprehensive (loss) income attributable to Highway Holdings Limited’s shareholders	$ 90	$ (1,016)	$ (435)